EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2017-2

Class A-1 1.30000% Asset Backed Notes

Class A-2 1.60% Asset Backed Notes

Class A-3 1.87% Asset Backed Notes

Class B 2.21% Asset Backed Notes

Class C 2.79% Asset Backed Notes

Class D 3.49% Asset Backed Notes

Class E 4.99% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2017-2, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of May 30, 2017. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	12/01/2017
Collection Period Ending:	12/31/2017
Previous Payment/Close Date:	12/15/2017
Payment Date	01/16/2018
Days of Interest for Period:	32
Days in Collection Period:	31
Months Seasoned:	8

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	90,494	04/30/2017	05/30/2017	1,503,674,883.82

Total	90,494			1,503,674,883.82

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	1,207,716,240.14

Monthly principal amounts
{2} Payments Received									{2}	28,229,651.60
{3} Repurchased Receivables									{3}	711,571.04
{4} Defaulted Receivables									{4}	13,229,431.40
{5} Cram Down Losses and Other Principal Adjustments									{5}	8,163.73
{6} Other Receivables adjustments									{6}	—

{7} Total Principal distributable amount										{7}	42,178,817.77

{8} End of period aggregate Principal Balance										{8}	1,165,537,422.37

{9} Pool Factor										{9}	0.775126

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance			{10}	245,000,000.00	343,000,000.00	147,280,000.00	163,150,000.00	199,240,000.00	150,370,000.00	75,190,000.00	1,323,230,000.00

{11} Beginning of period Note Balance			{11}	—	264,214,892.88	147,280,000.00	163,150,000.00	199,240,000.00	150,370,000.00	75,190,000.00	999,444,892.88
{12} First Allocation of Principal			{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal			{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal			{17}	—	35,430,206.93	—	—	—	—	—	35,430,206.93
{18} Optional Purchase payment			{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance			{19}	—	228,784,685.95	147,280,000.00	163,150,000.00	199,240,000.00	150,370,000.00	75,190,000.00	964,014,685.95
{20} Note Pool Factors			{20}	—	0.667011	1.000000	1.000000	1.000000	1.000000	1.000000	0.728531
{21} Principal payment per $1,000			{21}	—	103.30	—	—	—	—	—	26.78

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received									{22}	28,229,651.60
{23} Liquidation Proceeds									{23}	4,228,324.60
{24} Principal on Repurchased Receivables									{24}	792,945.45
{25} Interest on Repurchased Receivables									{25}	41,937.13
{26} Interest collected on Receivables									{26}	14,801,773.26
{27} Other amounts received									{27}	17,373.25
{28} Optional Purchase Price									{28}	—
{29} Reserve Account Excess Amount									{29}	—
{30} Reserve Account Draw Amount									{30}	—

{31} Total Available Funds										{31}	48,112,005.29

Distributions
{32} Indenture Trustee Fee									{32}	—
{33} Owner Trustee Fee									{33}	—
{34} Asset Representations Reviewer Fee									{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	3,019,290.60	—	—	3,019,290.60					{35}	3,019,290.60

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{36}	Class A-1	—	1.30000%	32	Actual	—			{36}	—
{37}	Class A-2	264,214,892.88	1.60%	30	30 / 360	352,286.52			{37}	352,286.52
{38}	Class A-3	147,280,000.00	1.87%	30	30 / 360	229,511.33			{38}	229,511.33

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{39}	Class A-1	—	—	—					{39}	—
{40}	Class A-2	—	—	—					{40}	—
{41}	Class A-3	—	—	—					{41}	—

{42} First Allocation of Principal									{42}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class B	163,150,000.00	2.21%	30	30 / 360	300,467.92			{43}	300,467.92

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class B	—	—	—					{44}	—

{45} Second Allocation of Principal									{45}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{46}	Class C	199,240,000.00	2.79%	30	30 / 360	463,233.00			{46}	463,233.00

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class C	—	—	—					{47}	—

{48} Third Allocation of Principal									{48}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{49}	Class D	150,370,000.00	3.49%	30	30 / 360	437,326.08			{49}	437,326.08

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{50}	Class D	—	—	—					{50}	—

{51} Fourth Allocation of Principal									{51}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{52}	Class E	75,190,000.00	4.99%	30	30 / 360	312,665.08			{52}	312,665.08

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{53}	Class E	—	—	—					{53}	—

{54} Fifth Allocation of Principal									{54}	—

{55} Reserve Account deposit									{55}	—
{56} Regular Allocation of Principal									{56}	35,430,206.93
{57} Optional Purchase Amount									{57}	—
{58} Distribution to Residual Interestholder									{58}	7,567,017.83

{59} Total Distribution Amount										{59}	48,112,005.29

IV. RECONCILIATION OF RESERVE ACCOUNT

{60} Beginning of period Reserve Account balance							{60}	15,036,748.84
{61} Deposit to Reserve Account							{61}	—
{62} Release from Reserve Account							{62}	—

{63} End of period Reserve Account balance										{63}	15,036,748.84

{64} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)										{64}	15,036,748.84
{65} Change in Reserve Account balance from prior period										{65}	—

V. OVERCOLLATERALIZATION

{66} Targeted Overcollateralization (greater of)										{66}	201,522,736.42
{67} the sum of (i) and (ii):										{67}	201,522,736.42
{68} (i) 16.00% of the Principal Balance of the Receivables at the end of the Collection Period and										{68}	186,485,987.58
{69} (ii) 1.00% of the Principal Balance of the Receivables as of the Cut-off Date and										{69}	15,036,748.84
{70} (iii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date										{70}	22,555,123.26

{71} Cumulative Net Loss Trigger										{71}	No
{72} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger - Greater of:										{72}	306,421,104.43
{73} (i) sum of 25.00% of Receivable Principal Balance at end of Collection Period and 1.00% of the Principal Balance of the Receivables as of the Cut-off Date and										{73}	306,421,104.43
{74} (ii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date										{74}	22,555,123.26

{75} End of period Principal Balance of the Receivables									{75}	1,165,537,422.37
{76} End of period Note Balance									{76}	964,014,685.95
{77} Overcollateralization amount at the end of the Collection Period										{77}	201,522,736.42
{78} Overcollateralization % at the end of the Collection Period										{78}	17.29%

VI. STATISTICAL DATA

									Original	Previous	Current
{79} Principal Balance of the Receivables								{79}	1,503,674,883.82	1,207,716,240.14	1,165,537,422.37
{80} Weighted average coupon of the Receivables								{80}	15.76%	15.84%	15.83%
{81} Weighted average original term of the Receivables								{81}	71.07	71.13	71.13
{82} Weighted average remaining term of the Receivables								{82}	64.00	59.26	58.57
{83} Number of Receivables								{83}	90,494	78,081	76,162

VII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{84} 31-60 days								{84}	5,554	87,272,133.23	7.49%
{85} 61-90 days								{85}	1,832	29,342,037.04	2.52%
{86} 91-120 days								{86}	713	11,367,371.28	0.98%
{87} 121 + days delinquent								{87}	—	—	0.00%
{88} Total								{88}	8,099	127,981,541.55	10.98%

{89} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)										{89}	43,497,428.79
{90} Delinquency Percentage as of the End of the Collection Period										{90}	3.73%
{91} Delinquency Trigger										{91}	24.00%
{92} Delinquency Trigger Occurred										{92}	No

VIII. REPOSSESSION INVENTORY

			Units	Dollars
{93} Beginning of period Repossessed Inventory		{93}	647	11,047,780.12
{94} Vehicles Repossessed in current period		{94}	637	10,846,174.82
{95} Repossessed vehicles sold in current period		{95}	461	8,033,357.69
{96} Repossessed vehicles reinstated in current period		{96}	187	2,963,038.09
{97} Repossessed vehicle adjustment in current period		{97}	(4)	(95,371.14)
{98} End of period Repossessed Inventory		{98}	632	10,802,188.02

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars (a)
{99} Receivables becoming Defaulted Receivables during period		{99}	760	13,229,431.40
{100} Cram Down Losses occurring during period		{100}	26	8,163.73
{101} Liquidation Proceeds collected during period		{101}	1,383	4,228,324.60
{102} Net losses during period		{102}		9,009,270.53
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{103} Current Period Net Loss Ratio	{103}	9,009,270.53	1,186,626,831.26	0.76%

{104} Prior Period Net Loss Ratio	{104}	9,887,466.82	1,236,497,665.22	0.80%
{105} Second Prior Period Net Loss Ratio	{105}	5,900,778.23	1,288,753,365.72	0.46%
{106} Third Prior Period Net Loss Ratio	{106}	3,486,654.06	1,335,712,478.60	0.26%
{107} Rolling 3 prior month average Net Loss Ratio	{107}			0.51%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{108} Cumulative Net losses since Cut-off Date (beginning of period)			{108}	22,142,897.52
{109} Net losses during period			{109}	9,009,270.53
{110} Other Adjustments			{110}	(81,374.41)
{111} Cumulative Net losses since Cut-off Date (end of period)			{111}	31,070,793.64

{112} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{112}	2.07%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates to satisfy the obligations of Santander Consumer under the requirements of (a) the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”) and (b) (i) Article 405(1) of Regulation (EU) No. 575/2013 of the European Parliament and of the Council of 26 June 2013, as supplemented by Commission Delegated Regulation (EU) No. 625/2014; (ii) Article 51(1) of the Commission Delegated Regulation (EU) No. 231/2013 and (iii) Article 254(2) of the Commission Delegated Regulation (EU No. 2015/35), each as in effect as of the Closing Date, together with any guidance published in relation thereto including any regulatory and/or implementing technical standards in effect as of the date hereof (collectively, the “EU Retention Rules”). The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Retention Rules is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and the EU Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR and the EU Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and the EU Retention Rules.

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2017-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 1, 2017 to December 31, 2017. Please refer to the Form ABS-15G filed by the Securitizer on January 27, 2017 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	January 8, 2018